Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 26, 2019
Document Effective Date	Jul. 31, 2019
Prospectus Date	Jul. 31, 2019